Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	KORRO BIO, INC.
Entity Central Index Key	0001703647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	468-1999
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	2834
Entity Tax Identification Number	47-2324450
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	468-1999
Contact Personnel Name	Ram Aiyar